EARNINGS/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings per share [text block]
	For the years ended December 31,
	2017	2018	2019
Result attributable to equity owners of the Company
Atento's profit/(loss) attributable to equity owners of the parent from continuing operations (in thousands of U.S. dollars)	(16,790)	18,540	(81,306)
Weigthed average number of ordinary shares	73,909,056	73,841,447	72,622,844
Basic earnings/(loss) per share from continuing operations (in U.S. dollars)	(0.23)	0.25	(1.12)

	For the years ended December 31,
	2017	2018	2019
Result attributable to equity owners of the Company
Atento’s profit/(loss) attributable to equity owners of the parent from continuing operations (in thousands of U.S. dollars) (1)	(16,790)	18,540	(81,306)
Potential increase in number of ordinary shares outstanding in respect of share-based plan	-	936,616	-
Adjusted weighted average number of ordinary shares	73,909,056	74,778,063	72,622,844
Diluted earnings/(loss) per share from continuing operations (in U.S. dollars)	(0.23)	0.25	(1.12)